SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Information
SCHEDULE OF CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS

	March 31, 2026	December 31, 2025
Total assets	$179,287,568	$178,292,737

	For the Three Months Ended March 31, 2026	For the Three Months Ended March 31, 2025
General and administrative expenses	$426,442	$54,616
Net earnings on marketable securities held in Trust Account	$1,457,920	$—
Net income (loss)	$1,038,689	$(54,616)

	For the Year Ended December 31, 2025	For the Period from December 9, 2024 (inception) through December 31, 2024
Total assets	$178,292,737	$25,000

	For the Year Ended December 31, 2025	For the Period from December 9, 2024 (inception) through December 31, 2024
General and administrative expenses	$379,159	$5,112
Net earnings on marketable securities held in Trust Account	4,606,744	-
Net income (loss)	$4,244,525	$(5,112)